Regulatory Assets and Liabilities - Gas Utilities and Infrastructure (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 17, 2019 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) km	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)					$ (341)	$ (61)
Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)					$ (51)	$ (48)
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km							145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km							145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life					25 years
NMGC | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.10%
Public Utilities, Phase-in Plan Terms					On July 17, 2019, the NMPRC approved a rate increase for NMGC effective August 2019 and allowed NMGC to retain tax reform benefits realized from January 1, 2018 to the effective date of the new rates. The new rates were phased in over two years, resulting in an annual revenue increase of approximately $3 million USD.
Deferred Tax Liabilities, Regulatory Assets and Liabilities								$ 11	$ 8
Income tax expense (recovery)			$ 7	$ 5
NMGC | Range, Minimum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.10%
NMGC | Range, Maximum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						10.00%
NMGC | New Mexico Public Regulatory | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered	$ 3
NMGC | New Mexico Public Regulatory | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.375%
Allowed equity capital structure		52.00%
Phase-in Plan, Amount of Capitalized Costs Recovered		$ 5
PGS | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					10.75%
Allowed equity capital structure					54.70%
Length Of Pipeline, percentage							5.00%
Length Of Pipeline | km							800
Replacement program							$ 80
Regulatory Asset Amortization Period					10 years
Public Utilities, Disclosure of Rate Matters					PGS was permitted to initiate a general base rate proceeding during 2020, provided the new rates do not become effective before January 1, 2021. On June 8, 2020, PGS filed a petition for an increase in rates and service charges effective January 2021. On November 19, 2020, the FPSC approved a settlement agreement filed by PGS.
PGS | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)		34
Phase-in Plan, Amount of Capitalized Costs Recovered		34
Public Utilities, Approved Rate Increase (Decrease), Amount		58
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km							880
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered		$ 24
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.25%	9.25%
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		8.90%
Allowed equity capital structure		54.70%
PGS | Range, Maximum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					11.75%	11.75%
PGS | Range, Maximum | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.00%
PGS | Mid Point | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.90%